Business Combinations	12 Months Ended
Mar. 31, 2025
Disclosure of detailed information about business combination [abstract]
Business Combinations
7)
BUSINESS COMBINATIONS

(a)
Acquisition of Quest 2 Travel.com India Private Limited

On April 30, 2019, the Group through one of its Indian subsidiary, acquired Quest 2 Travel.com India Private Limited (‘Q2T’) by acquiring 51% of the controlling stake. As part of share purchase agreement, the Group had agreed to acquire the remaining 49% share of Q2T from the then existing shareholders in cash for an estimated additional consideration of USD 14,550, which represented its fair value as at the acquisition date, in three equal tranches, over a three year earn-out period. The financial liability in respect of acquisition of these remaining shares had been originally recognized with corresponding debit to accumulated deficit on the date of acquisition of controlling stake in Q2T. Pursuant to this, the Group had acquired remaining non-controlling interest in Q2T over the three year earn-out period and Q2T has become a wholly owned subsidiary of the Group with effect from September 8, 2023.

During the year ended March 31, 2024, the Group acquired 16.34% interest from holders of non-controlling interest in Q2T, for a total consideration of USD 7,427 (including additional consideration of USD 2,409) and recognised a decrease in non-controlling interest of USD 1,762 with a corresponding decrease in accumulated deficit by USD 1,991 and increase in foreign exchange translation reserve by USD 229. Similarly, during the year ended March 31, 2023, the Group acquired 16.33% interest from holders of non-controlling interest in Q2T, for a total consideration of USD 5,035 and recognised a decrease in non-controlling interest of USD 1,304 with a corresponding decrease in accumulated deficit by USD 1,522 and increase in foreign exchange translation reserve by USD 218.

(b)
Acquisition of Book My Forex Private Limited

On April 5, 2022, the Group through one of its Indian subsidiaries, acquired 51% voting equity stake in Book My Forex Private Limited ('BMF'), a company providing online foreign currency exchange services in India. This business acquisition was executed by entering into a Share Purchase Agreement (‘SPA’) for a cash consideration of USD 7,711.

This acquisition would help the Group in enhancing the foreign exchange options provided particularly to its outbound travelling customers.

The operations of BMF had been consolidated in the financial statements of the Group from April 5, 2022. During the year ended March 31, 2023, BMF contributed revenue of USD 835 and loss of USD 1,243 to the Group’s results.

The purchase price of the acquisition, net of USD 7,000 cash and cash equivalents acquired was USD 711.

Identifiable assets acquired and liabilities assumed

The acquisition was accounted for under the acquisition method of accounting in accordance with IFRS 3 "Business Combinations". The assets and liabilities of BMF were recorded at their fair value at the date of acquisition.

The purchase price was allocated based on management’s estimates and an independent appraisal of fair values as follows:

Property, plant and equipment	207
Intangible assets*	561
Other non-current assets	745
Current assets and liabilities, net (including cash and cash equivalents of USD 7,000)	7,160
Other non-current liabilities	(229)
Deferred tax liabilities	(140)
Total identifiable net assets acquired	8,304
Non-controlling interest (49%)	(4,069)
Goodwill	3,476
Total purchase price	7,711

* Intangible assets primarily include brand/trade mark and technology related development cost.

The fair value of the current assets acquired includes trade receivables with a fair value of USD 185, equivalent to gross contractual amount receivable.

The goodwill was attributable mainly to the skills and technical talent of BMF’s work force. Goodwill is not expected to be deductible for income tax purposes.

(c)
Acquisition of Simplotel Technologies Private Limited

On September 28, 2022, in addition to its existing equity interest, the Group, through one of its Indian subsidiaries acquired additional voting equity interest in Simplotel Technologies Private Limited ("Simplotel") resulting in 69.6% voting equity stake in Simplotel, a company engaged in building websites and booking technology for hotels. This business acquisition was conducted by entering into the Share Subscription and Purchase Agreement ('SSPA') for a cash consideration of USD 3,905 for acquisition of the additional equity interest.

Through this acquisition, the Group aims at providing an extensive offering of technology products and solutions for hotel suppliers ecosystem.

The operations of Simplotel had been consolidated in the financial statements of the Group from September 28, 2022. In the year ended March 31, 2023, Simplotel contributed revenue of USD 717 and profit of USD 117 to the Group’s results.

If the acquisition had occurred on April 1, 2022, management estimates that consolidated revenue would have been USD 593,720 and consolidated loss for the year ended March 31, 2023 would have been USD 11,007. In determining these amounts, management has assumed that the fair value adjustments that arose on the date of acquisition would have been the same if the acquisition had occurred on April 1, 2022.

The purchase price of the acquisition, net of USD 3,159 cash and cash equivalents acquired was USD 4,280, including fair value of existing equity interest valued at USD 3,534.

Identifiable assets acquired and liabilities assumed

The acquisition was accounted for under the acquisition method of accounting in accordance with IFRS 3 "Business Combinations". The assets and liabilities of Simplotel were recorded at their fair value at the date of acquisition.

The purchase price was allocated based on management’s estimates and an independent appraisal of fair values as follows:

Property, plant and equipment	26
Intangible assets*	801
Other non-current assets	219
Current assets and liabilities, net (including cash and cash equivalents of USD 3,159)	3,139
Other non- current liabilities	(67)
Total identifiable net assets acquired	4,118
Non-controlling interest (30.4%) #	(1,761)
Goodwill	5,082
Total purchase price	7,439

* Intangible assets primarily include brand/trade mark and technology related development cost.

# Includes USD 509 towards liability for ESOPs as per Simplotel Plan 2015.

The fair value of the current assets acquired includes trade receivables with a fair value of USD 119, equivalent to gross contractual amount receivable.

The goodwill was attributable mainly to the skills and technical talent of Simplotel’s work force. Goodwill is not expected to be deductible for income tax purposes.

As per the Shareholders' Agreement (SHA), on completion of three years from the date of acquisition, the promoter (as defined in aforesaid SSPA) of Simplotel shall have the right but not the obligation to sell all the shares held by the promoter in Simplotel, in cash for an estimated consideration of USD 4,411, which represents its fair value as at the acquisition date. The consideration will be based on valuation linked to future revenue and profitability of Simplotel. The financial liability in respect of acquisition of these additional shares has been recognized with corresponding debit to accumulated deficit in the consolidated statement of changes in equity as the promoter still has access to the returns associated with the underlying ownership interest. The fair value of this financial liability is USD 3,805 as at March 31, 2025 (March 31, 2024: USD 4,711).

(d)
Acquisition of Savaari Car Rentals Private Limited

On December 1, 2023 the Group through one of its Indian subsidiaries acquired 66% equity voting stake in Savaari Car Rentals Private Limited ("Savaari"), a company engaged in the business of providing chauffer driven intercity, local rental and airport transfers car hire services. This acquisition was conducted by entering into the Share Purchase Agreement ('SPA') for a cash consideration of USD 6,845.

This investment was accounted for under IAS 28 "Investments in Associates and Joint Ventures" using the equity method of accounting, as the Company had joint control over Savaari.

On January 17, 2024, the Group signed an addendum ('the Addendum') with one of the founders of Savaari to amend the shareholders' agreement entered on December 1, 2023. As a result, the Group, from the date of such addendum, gained control over Savaari and it become a subsidiary of the Group. Through this acquisition, the Group aims to scale up its supply chain for outstation and local car hire services.

The operations of Savaari had been consolidated in the financial statements of the Group and for the year ended March 31, 2024, Savaari contributed revenue of USD 5,404 and profit of USD 68 to the Group’s results.

If the acquisition had occurred on April 1, 2023, management estimates that for the year ended March 31, 2024, consolidated revenue would had been USD 795,130 and consolidated profit would had been USD 216,935. In determining these amounts, management had assumed that the fair value adjustments that arose on the date of acquisition would have been the same if the acquisition had occurred on April 1, 2023.

The purchase price of the acquisition, net of USD 369 cash and cash equivalents acquired was USD 6,476.

Identifiable assets acquired and liabilities assumed

The acquisition was accounted for under the acquisition method of accounting in accordance with IFRS 3 "Business Combinations". The assets and liabilities of Savaari were recorded at their fair value at the date of acquisition.

The purchase price was allocated based on management’s estimates and an independent appraisal of fair values as follows:

Property, plant and equipment	142
Intangible assets*	759
Other non-current assets	176
Current assets and liabilities, net (including cash and cash equivalents of USD 369)	697
Other non-current liabilities	(155)
Deferred tax liabilities, net	(152)
Total identifiable net assets acquired	1,467
Non-controlling interest (34%) #	(950)
Goodwill	6,328
Total purchase price	6,845

* Intangible assets primarily include identifiable brand/trade mark and technology related development cost.

# Includes USD 451 towards liability for ESOPs as per Savaari Plan 2013.

The fair value of the current assets acquired includes trade receivables with a fair value of USD 101, equivalent to gross contractual amount receivable.

The goodwill was attributable mainly to the skills and technical talent of Savaari’s work force. Goodwill is not expected to be deductible for income tax purposes.

As per the Shareholders' Agreement (SHA), the founders (as defined in aforesaid SHA) of Savaari shall have the right but not the obligation to sell their shares held in Savaari to the Company as follows - one third of the shares on completion of three years from the date the acquisition and all the shares on completion of five years from the date of acquisition. The consideration will be based on valuation linked to future revenue and profitability of Savaari. Further, the Company shall have the right, but not the obligation, to call each of the Founders to transfer 100% of their holding in Savaari at the agreed floor valuation in case certain performance parameters are not met by Savaari for two consecutive quarters. Till the date of the Addendum, a derivative liability of USD 5,199 in respect of acquisition of these additional shares was recorded. Subsequent to the Addendum, since the Group had obtained control over Savaari, it had derecognised the derivative liability, discontinued equity method of accounting and a financial liability of USD 7,311 in respect of acquisition of these aforesaid mentioned shares had been recognized with corresponding debit to accumulated deficit as the selling shareholders still have access to the returns associated with the underlying ownership interest. The fair value of this financial liability was USD 12,396 as at March 31, 2025 (March 31, 2024: USD 7,727).

(e)
Acquisition of Happay

On November 18, 2024, the Group through one of its Indian subsidiaries entered into a Business Transfer Agreement ('BTA') with VA Tech Ventures Private Limited ('VA Tech'). As per the BTA, VA Tech has agreed to transfer its business related to travel and expense management solutions ('Happay') for a purchase consideration of USD 11,773. Pursuant to fulfilment of conditions as set out in the BTA, on February 1, 2025 ('Transfer Date/Acquisition Date'), the Group has settled the consideration of USD 11,197 and acquired Happay brand on a going concern basis along with its travel and expense management business and Happay's dedicated team has become employees of the Group.

Further, the Group will transfer additional consideration of USD 231 on May 31, 2025 if VA Tech completes novation/ assignment/ renewal of customer contracts representing more than 70% of the revenue of Happay in favor of the Company by May 31, 2025 and USD 345 within 30 days from the first anniversary date of Transfer Date, subject to deduction of any claim or some other amount which was outstanding and payable by the Company as per the terms of the BTA or any other account. As the remaining consideration of USD 576 is subject to fulfilment of additional conditions, hence it is classified as contingent consideration and recognised at fair value on Transfer Date as a financial liability. As at March 31, 2025, the outstanding amount against financial liability remains unchanged.

Through this acquisition, the Group aims at providing an enhanced offering of travel and expense management services to corporate customers.

It is impracticable to determine the post-acquisition revenue and profit or loss of Happay, as the required financial information of Happay’s business is not identifiable and maintained separately hence the Group cannot disclose the information regarding Happay’s revenue and profit or loss included in the Group’s statement of profit or loss, since the acquisition date. For the same reason, the consolidated revenue and profit of the Group including Happay for the year ending March 31, 2025, as if the acquisition of Happay had occurred on April 1, 2024, have also not been disclosed.

The purchase consideration comprises of the following:

Cash	10,394
Transfer of right to receive collection from Trade receivables outstanding on transfer date	803
Contingent consideration	576
Total consideration	11,773

Identifiable assets acquired and liabilities assumed

The acquisition has been accounted for under the acquisition method of accounting in accordance with IFRS 3 "Business Combinations". The assets and liabilities of Happay were recorded at their fair value at the date of acquisition.

The purchase price has been allocated based on management’s estimates and an independent appraisal of fair values as follows:

Property, plant and equipment	63
Intangible assets*	5,702
Current assets and liabilities, net	239
Total identifiable net assets acquired	6,004
Goodwill	5,769
Total purchase price	11,773

* Intangible assets primarily include identifiable brand/trade mark, customer relationship and technology related development costs.

The fair value of the current assets acquired includes trade receivables with a fair value of USD 803, equivalent to gross contractual amount receivable.

The goodwill is attributable mainly to the skills and technical talent of Happay’s work force and the synergies expected to be achieved from integrating Happay into the Group’s existing corporate business. Goodwill is not expected to be deductible for income tax purposes.